Share-Based Compensation - Summary Of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			$ 54.8		$ 69.2		$ 70.2
Impact of accelerated vesting on equity awards	$ 0.0	$ 0.5	7.7	[1]	4.2	[1]	0.0	[1]
Total share-based compensation expense	8.4	8.0	62.5		73.4		70.2
Tax impact			(15.1)		(17.8)		(16.7)
Reduction in net income			47.4		55.6		53.5
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	0.2	0.5
Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 0.2	$ 0.1
Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			39.8		42.5		50.6
Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			1.7		2.3		9.6
Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			37.7		39.3		38.6
Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			0.4		0.9		2.4
Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			$ 15.0		$ 26.7		$ 19.6

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.